Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts receivable, net

6. Accounts receivable, net

	As of	As of
	December 31, 2025	December 31, 2024
Accounts receivable	$3,910,735	$1,277,928
Less: Allowance for expected credit loss (Note 34 (b))	(331,761)	-
	$3,578,974	$1,277,928

Notes:

a) The Group’s credit term granted to customers is generally 30 to 90 days or partial receipt in advance. Receivables do not bear interest. The allowance for expected credit loss is determined based on the credit quality of customers.

b) The below aging analysis was based on past due date:

	As of	As of
	December 31, 2025	December 31, 2024
Not past due	$1,764,589	$1,210,294
Up to 30 days	249,410	49,695
31 to 90 days	1,558,011	17,939
91 to 180 days	5,499	-
Over 180 days	1,465	-
Accounts receivable, net	$3,578,974	$1,277,928

Notes:

c) As of December 31, 2025 and 2024, accounts receivable were all derived from contracts with customers.

d) Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting year.

e) No accounts receivable of the Group were pledged.